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                                                                            LOGO

     SUPPLEMENT DATED OCT. 6, 2010 TO EACH PROSPECTUS LISTED BELOW, EACH AS
                                  SUPPLEMENTED

                                                                  PROSPECTUS
                                                                   MATERIAL      EFFECTIVE
FUND                                                                NUMBER         DATE
Columbia 120/20 Contrarian Equity Fund                            S-6519-99 E   06/29/2010
Columbia Absolute Return Currency and Income Fund                 S-6502-99 H   12/30/2009
Columbia AMT-Free Tax-Exempt Bond Fund                           S-6310-99 AG   01/29/2010
Columbia Asia Pacific ex-Japan Fund                               S-6532-99 C   12/30/2009
Columbia Diversified Bond Fund                                   S-6495-99 AD   10/30/2009
Columbia Diversified Equity Income Fund                          S-6475-99 AE   11/27/2009
Columbia Dividend Opportunity Fund                               S-6341-99 AF   08/27/2010
Columbia Emerging Markets Bond Fund                               S-6398-99 F   12/30/2009
Columbia Emerging Markets Opportunity Fund                        S-6354-99 W   12/30/2009
Columbia Equity Value Fund                                        S-6382-99 Y   05/28/2010
Columbia European Equity Fund                                     S-6006-99 P   12/30/2009
Columbia Frontier Fund                                           SL-9904-99 A   12/30/2009
Columbia Global Bond Fund                                        S-6309-99 AF   12/30/2009
Columbia Global Equity Fund                                      S-6334-99 AH   12/30/2009
Columbia Global Extended Alpha Fund                              S-6527-99 AH   12/30/2009
Columbia Government Money Market Fund                            SL-9905-99 A   03/01/2010
Columbia High Yield Bond Fund                                    S-6370-99 AF   07/30/2010
Columbia Income Builder Fund                                      S-6394-99 G   04/01/2010
Columbia Income Builder II Fund                                   S-6394-99 G   04/01/2010
Columbia Income Builder III Fund                                  S-6394-99 G   04/01/2010
Columbia Large Growth Quantitative Fund                           S-6285-99 E   11/27/2009
Columbia Large Value Quantitative Fund                            S-6523-99 D   11/27/2009
Columbia Mid Cap Growth Opportunity Fund                         S-6426-99 AF   01/22/2010
Columbia Mid Cap Value Opportunity Fund                           S-6241-99 L   11/27/2009
Columbia Minnesota Tax-Exempt Fund                               S-6328-99 AJ   10/30/2009
Columbia Multi-Advisor International Value Fund                   S-6242-99 N   12/30/2009
Columbia Multi-Advisor Small Cap Value Fund                       S-6239-99 N   07/30/2010
Columbia Portfolio Builder Aggressive Fund                        S-6282-99 J   04/01/2010
Columbia Portfolio Builder Conservative Fund                      S-6282-99 J   04/01/2010
Columbia Portfolio Builder Moderate Aggressive Fund               S-6282-99 J   04/01/2010
Columbia Portfolio Builder Moderate Conservative Fund             S-6282-99 J   04/01/2010
Columbia Portfolio Builder Moderate Fund                          S-6282-99 J   04/01/2010
Columbia Portfolio Builder Total Equity Fund                      S-6282-99 J   04/01/2010
Columbia Recovery and Infrastructure Fund                         S-6529-99 D   06/29/2010
Columbia Retirement Plus 2010 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2015 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2020 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2025 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2030 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2035 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2040 Fund                                S-6507-99 G   06/29/2010
Columbia Retirement Plus 2045 Fund                                S-6507-99 G   06/29/2010
Columbia Select Large-Cap Value Fund                             SL-9911-99 A   03/01/2010
Columbia Select Smaller-Cap Value Fund                           SL-9911-99 A   03/01/2010
Columbia Seligman Communications & Information Fund              SL-9907-99 A   03/01/2010
Columbia Seligman Global Technology Fund                         SL-9903-99 A   12/30/2009
Columbia Strategic Allocation Fund                               S-6141-99 AF   11/27/2009
Columbia U.S. Government Mortgage Fund                            S-6245-99 M   07/30/2010

                                                                  PROSPECTUS
                                                                   MATERIAL      EFFECTIVE
FUND                                                                NUMBER         DATE
RiverSource Balanced Fund                                        S-6326-99 AE   11/27/2009
RiverSource California Tax-Exempt Fund                           S-6328-99 AJ   10/30/2009
RiverSource Disciplined International Equity Fund                 S-6506-99 F   12/30/2009
RiverSource Intermediate Tax-Exempt Fund                          S-6355-99 V   01/29/2010
RiverSource LaSalle Global Real Estate Fund                      SL-9910-99 A   03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund            SL-9910-99 A   03/01/2010
RiverSource New York Tax-Exempt Fund                             S-6328-99 AJ   10/30/2009
RiverSource Partners Fundamental Value Fund                       S-6236-99 N   07/30/2010
RiverSource Partners International Select Growth Fund             S-6243-99 N   12/30/2009
RiverSource Partners International Small Cap Fund                 S-6258-99 L   12/30/2009
RiverSource Precious Metals & Mining Fund                        S-6142-99 AG   05/28/2010
RiverSource Real Estate Fund                                      S-6281-99 J   08/27/2010
RiverSource S&P 500 Index Fund                                    S-6434-99 R   04/01/2010
RiverSource Short Duration U.S. Government Fund                  S-6042-99 AG   07/30/2010
RiverSource Small Company Index Fund                              S-6357-99 W   04/01/2010
RiverSource Strategic Income Allocation Fund                      S-6287-99 E   11/27/2009
RiverSource Tax-Exempt High Income Fund                          S-6430-99 AG   01/29/2010
Seligman California High-Yield Fund                              SL-9902-99 A   11/27/2009
Seligman California Quality Fund                                 SL-9902-99 A   11/27/2009
Seligman Capital Fund                                            SL-9906-99 A   03/01/2010
Seligman Growth Fund                                             SL-9908-99 A   03/01/2010
Seligman Minnesota Fund                                          SL-9902-99 A   11/27/2009
Seligman National Fund                                           SL-9902-99 A   11/27/2009
Seligman New York Fund                                           SL-9902-99 A   11/27/2009
Seligman TargETFund 2015 Fund                                    SL-9901-99 A   11/27/2009
Seligman TargETFund 2025 Fund                                    SL-9901-99 A   11/27/2009
Seligman TargETFund 2035 Fund                                    SL-9901-99 A   11/27/2009
Seligman TargETFund 2045 Fund                                    SL-9901-99 A   11/27/2009
Seligman TargETFund Core Fund                                    SL-9901-99 A   11/27/2009
Threadneedle Global Equity Income Fund                           S-6525-99 AH   12/30/2009
Threadneedle International Opportunity Fund                      S-6140-99 AH   12/30/2009


The table describing "Eligible Investors and Minimum Initial Investments" and certain other Fund policies in the Fund's prospectus, as supplemented Aug. 6, 2010, is hereby revised to replace the footnote to the table marked by an asterisk (*) in its entirety with the following:

* For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.


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S-6400-15 A (10/10)